Transfers of Financial Assets - Summary of Carrying Amount and Fair Value of Transferred Other Financial Assets Not Qualifying for Derecognition (Detail) - Other Financial Assets [member] - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 67,483	$ 55,665
Associated liabilities	27,855	16,975
Repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	28,549	16,537
Securities lending agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 38,934	$ 39,128